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                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Berger Institutional Products Trust (the "Registrant"). Registrant's 1933 Act No.
                  is 33-63493 and Registrant's 1940 Act No. is 811-07367.

         2. There are no changes to the Prospectus and Statement of Additional Information from the form of the Prospectus and Statement of Additional Information that was filed in the Post-Effective Amendment No. 10 ("PEA No. 10") on April 27, 2001, pursuant to Rule 485(b) of the 1933 Act for the following funds:

                  Berger IPT - Growth Fund
                  Berger IPT - Large Cap Growth Fund
                  Berger IPT - Small Company Growth Fund
                  Berger IPT - International Fund
                  Berger IPT - New Generation Fund

DATED:  May 2, 2001

                                     Berger Institutional Products Trust



                                     By:  /s/ Anthony R. Bosch
                                     Anthony R. Bosch
                                     Vice President